Cash, cash equivalents and time deposits - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended		12 Months Ended
	Nov. 30, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 $ / shares	Nov. 30, 2025 $ / shares	Jul. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares
Disclosure of cash and time deposits [Line Items]
Purchase of right-of-use assets					¥ 51,000	¥ 59,200	¥ 23,200
Cancellation of treasury shares	¥ 151,700
Exercise of warrants to subscribe							111,086
Deemed distribution to a preferred shareholder							32,767
Par value (in dollars per share) | $ / shares								$ 0.00001	$ 0.00001
Subscription received from shareholder			¥ 23,300	$ 3.3
Cancellation of other financial instrument reflected in increase of other reserve						4,500
Cancellation of other financial instrument reflected in decrease of other reserve						27,800
Transferred inventory to property and equipment					83,200	50,300	0
Purchase of property, plant and equipment					¥ 5,900	5,200	0
Accrued commission and other listing expenses relating to IPO		¥ 16,200
Amount of accrued commission relating to the Global Offering		700
Issuance of Class A ordinary shares for exercise of share options, shares | shares					7,921,691
Amount of exercise of share options					¥ 44,100
Amount of share options were exercised					44,100
Amount of share premium and de-recognized					44,100
Amount of exercise prices					¥ 1,900
Class A ordinary shares
Disclosure of cash and time deposits [Line Items]
Cancellation of treasury shares						¥ 1
Issuance of Class A ordinary shares for exercise of share options, shares | shares					7,921,691
Ordinary shares
Disclosure of cash and time deposits [Line Items]
Par value (in dollars per share) | $ / shares										$ 0.00001	$ 4.53
Non redeemable preferred shares transferred to ordinary share		15
Preference shares [member]
Disclosure of cash and time deposits [Line Items]
Par value (in dollars per share) | $ / shares				$ 4.658
Redemption of preferred shares		¥ 8,648,900
Preference shares [member] | Minimum
Disclosure of cash and time deposits [Line Items]
Number of preference share subscribed | shares				429,369
Preference shares [member] | Maximum
Disclosure of cash and time deposits [Line Items]
Number of preference share subscribed | shares				1,133,534
Convertible redeemable preferred shares
Disclosure of cash and time deposits [Line Items]
Exercise of warrants to subscribe							¥ 111,100